Cover	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	POS AM
Entity Registrant Name	Sunlight Financial Holdings Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001821850
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 2 (this “Post-Effective Amendment No. 2”) to the Registration Statement on Form S-1, as amended (File No. 333-258338) (the “Registration Statement”), as originally declared effective by the Securities and Exchange Commission (the “SEC”) on September 7, 2021, is being filed to include information contained in the registrant’s Annual Report on Form 10-K for the year ended December 31, 2021, which was filed with the SEC on March 29, 2022, and to update certain other information in the Registration Statement. No additional securities are being registered under this Post-Effective Amendment No. 2 and all applicable registration and filing fees were paid at the time of the original filing of the Registration Statement.